Other Current Assets	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

NOTE 3 - OTHER CURRENT ASSETS

Composition:

	December 31,
	2022	2021

Government institutions	$27	$100
Deposits at the Chamber of Commerce	49	54
Deferred offering expenses	—	56
Deferred expenses	—	197
Prepaid expenses	118	13
Other	31	52
	$225	$472